Related Party Transactions (Details) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 22, 2021	Aug. 19, 2021	Feb. 25, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 15, 2021	Jun. 30, 2021
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)				200,000	5,000,000	3,500,000
Notes payable, related party					$ 0	$ 458,599
Promissory note received				$ 281,771	$ 281,771
Loan agreement		$ 237,590
Note interest	14.00%
Common shares and warrants issued (in Shares)				199,143,664	196,949,801	97,005,817	250,000
Exchange amount							$ 50,000
Interest rate	14.00%
Common shares and warrants (in Shares)					73,950,000		250,000
Trichome Capital Inc [Member]
Related Party Transactions (Details) [Line Items]
Exchange amount							$ 152,000
Common shares and warrants (in Shares)							760,000
Restricted Stock Units [Member]
Related Party Transactions (Details) [Line Items]
Vested shares (in Shares)			200,000
Converted into common shares (in Shares)			200,000
CMI Transaction [Member]
Related Party Transactions (Details) [Line Items]
Shares issued (in Shares)								2,500,000